OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUALS

10. OTHER PAYABLES AND ACCRUALS

	2010	2011
Accrued expenses for utilities, rental expenses and others	43,657	81,367
Accruals for professional service fees	9,178	22,702
Accrued agency fees	3,819	5,481
Accruals for customer reward program	17,406	5,211
Others	22,780	39,737

Other unpaid and accruals-subtotal	96,840	154,498

Payables on construction cost of leasehold improvement	338,753	524,792
Payables on the unpaid consideration related to the acquisition of Motel 168	—	143,728
Payables due to the then shareholders of Motel 168 incurred before acquisition	—	75,611
Deposit from franchised-and-managed hotels, current	25,180	34,135
Payables on repair and maintenance cost	12,537	30,051
Payables to employees for exercised options	30,596	11,713
Others	12,052	27,060

Other payables-subtotal	419,118	847,090

Total	515,958	1,001,588